INCOME TAXES	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
INCOME TAXES	INCOME TAXES
The major components of income tax expense for the years ended December 31, 2025 and 2024 are set out below:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2025	2024
Current income tax expense	$1,906	$1,323
Deferred income tax (recovery)/expense
Origination and (reversal) of temporary differences	(731)	(319)
Recovery arising from previously unrecognized tax assets	(52)	(23)
Change in tax rates and new legislation	12	1
Total deferred income tax (recovery)/expense	(771)	(341)
Income tax expense	$1,135	$982
The company’s Canadian domestic statutory income tax rate has remained consistent at 26% throughout both of 2025 and 2024. Below is a reconciliation of the company’s Canadian domestic statutory income tax rate to the company’s effective income tax rate:

FOR THE YEARS ENDED DEC. 31	2025	2024
Statutory income tax rate	26%	26%
(Reduction)/increase in rate resulting from:
Portion of gains subject to different tax rates	(17)	(15)
Taxable loss attributable to non-controlling interests	11	24
International operations subject to different tax rates	3	1
Derecognition (Recognition) of deferred tax assets	—	(19)
Non-recognition of the benefit of current year’s tax losses	14	14
Non-deductible expenses (non-taxable income)	—	10
Investment and production tax credits	(13)	(10)
Other	2	4
Effective income tax rate	26%	35%
Deferred income tax assets and liabilities as at December 31, 2025 and 2024 relate to the following:

AS AT DEC. 31 (MILLIONS)	2025	2024
Non-capital losses (Canada)	$2,421	$1,922
Capital losses (Canada)	5	12
Losses (U.S.)	2,336	2,833
Losses (International)	2,245	2,360
Difference in basis	(29,795)	(28,672)
Total net deferred tax liabilities	$(22,788)	$(21,545)
The aggregate amount of temporary differences associated with investments in subsidiaries for which deferred tax liabilities have not been recognized as at December 31, 2025 is approximately $19 billion (2024 – approximately $18 billion).
The company regularly assesses the status of open tax examinations and its historical tax filing positions for the potential for adverse outcomes to determine the adequacy of the provision for income and other taxes. The company believes that it has adequately provided for any tax adjustments that are more likely than not to occur as a result of ongoing tax examinations or historical filing positions.
The dividend payment on certain preferred shares of the company results in the payment of cash taxes in Canada and the company obtaining a deduction based on the amount of these taxes.
The following table details the expiry date, if applicable, of the unrecognized deferred tax assets:

AS AT DEC. 31 (MILLIONS)	2025	2024
One year from reporting date	$1,009	$32
Two years from reporting date	26	31
Three years from reporting date	55	24
After three years from reporting date	533	465
Do not expire	2,922	2,661
Total	$4,545	$3,213
The components of the income taxes in other comprehensive income for the years ended December 31, 2025 and 2024 are set out below:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2025	2024
Revaluation of property, plant and equipment	$1,209	$1,949
Financial contracts and power sale agreements	(30)	(116)
Fair value through OCI securities	42	160
Foreign currency translation	(3)	(1)
Revaluation of pension obligation	13	29
Total deferred tax in other comprehensive income	$1,231	$2,021